Segmented Information - Investments In Associates (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Segmented Information
Investments in associates	$ 6,104.0	$ 6,439.6
Additions to goodwill	60.7	182.1
Segment assets	86,645.4	74,054.0
Segment liabilities	65,330.1	56,526.7
Operating segments | Property and Casualty Insurance and Reinsurance
Segmented Information
Investments in associates	3,385.4	3,109.3
Additions to goodwill	16.4
Segment assets	74,399.7	63,375.4
Segment liabilities	52,033.7	44,736.3
Operating segments | Property and Casualty Insurance and Reinsurance | Northbridge Financial Corporation (Northbridge)
Segmented Information
Investments in associates	192.1	182.1
Segment assets	6,152.3	5,231.6
Segment liabilities	3,978.7	3,418.3
Operating segments | Property and Casualty Insurance and Reinsurance | Odyssey Group Holdings, Inc. (Odyssey Group)
Segmented Information
Investments in associates	1,211.8	1,164.9
Segment assets	17,309.9	15,041.7
Segment liabilities	11,946.1	10,141.0
Operating segments | Property and Casualty Insurance and Reinsurance | Crum & Forster Holdings Corp. (Crum & Forster)
Segmented Information
Investments in associates	422.5	368.2
Segment assets	8,719.4	7,596.0
Segment liabilities	6,073.4	5,448.2
Operating segments | Property and Casualty Insurance and Reinsurance | Zenith National Insurance Corp. (Zenith National)
Segmented Information
Investments in associates	186.9	124.5
Segment assets	2,562.9	2,472.0
Segment liabilities	1,515.3	1,539.1
Operating segments | Property and Casualty Insurance and Reinsurance | Brit Limited (Brit)
Segmented Information
Investments in associates	363.0	363.1
Additions to goodwill	16.4
Segment assets	10,597.7	9,040.7
Segment liabilities	8,082.6	6,826.2
Operating segments | Property and Casualty Insurance and Reinsurance | Allied World Assurance Company Holdings, Ltd (Allied World)
Segmented Information
Investments in associates	593.9	537.0
Segment assets	19,294.8	16,975.5
Segment liabilities	14,591.1	12,547.4
Operating segments | Property and Casualty Insurance and Reinsurance | Fairfax Asia
Segmented Information
Investments in associates	159.8	149.9
Segment assets	4,010.0	1,920.1
Segment liabilities	1,336.8	794.7
Operating segments | Property and Casualty Insurance and Reinsurance | Other subsegment
Segmented Information
Investments in associates	255.4	219.6
Segment assets	5,752.7	5,097.8
Segment liabilities	4,509.7	4,021.4
Operating segments | Life insurance and Run-off
Segmented Information
Investments in associates	272.6	129.3
Segment assets	6,669.1	2,601.9
Segment liabilities	5,781.1	2,095.9
Operating segments | Non-insurance companies
Segmented Information
Investments in associates	1,379.7	1,373.5
Additions to goodwill	44.3	182.1
Segment assets	7,856.4	8,349.0
Segment liabilities	4,075.1	5,124.2
Corporate and Other and eliminations and adjustments
Segmented Information
Investments in associates	1,066.3	1,827.5
Segment assets	(2,279.8)	(272.3)
Segment liabilities	$ 3,440.2	4,570.3
Corporate and Other and eliminations and adjustments | RiverStone Barbados
Segmented Information
Investment in associate held for sale		$ 729.5